Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 205	$ 196	$ 143
Capitalized financial expenses	624	652	667
Other	608	555	475
OTHER FINANCIAL INCOME	1,437	1,403	1,285
Accretion of asset retirement obligations	(589)	(568)	(524)
Other	(292)	(267)	(207)
OTHER FINANCIAL EXPENSE	$ (881)	$ (835)	$ (731)